OCTOBER 2019 REGISTERED DIRECT OFFERING (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 18, 2019	Oct. 16, 2019	Oct. 10, 2019	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Class Of Series I Warrant [Member]
Stock Issued During Period, Shares, New Issues					0	0	0
Proceeds from Subscribed but Unissued Common Stock and Warrants			$ 2,500,000
Payments of Stock Issuance Costs			$ 158,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					14,285,714		14,285,714
Class Of Series I Warrant [Member] | Maximum [Member]
Percentage of fee on Gross Proceeds of Warrants			8.20%
Class Of Series I Warrant [Member] | Minimum [Member]
Percentage of fee on Gross Proceeds of Warrants			6.00%
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,071,429			1,071,429		1,071,429
Registered Direct Offering October 2019 [Member]
Stock Issued During Period, Shares, New Issues	14,285,714	14,285,714
Shares Issued, Price Per Share		$ 0.175
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.22
Proceeds from Subscribed but Unissued Common Stock and Warrants	$ 2,500,000			$ 2,500,000
Payments of Financing Costs	333,000			333,000
Payments of Stock Issuance Costs	$ 158,000			$ 158,000
Registered Direct Offering October 2019 [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.21875
Exercise term of warrants		5 years